NOTE 7 – LIQUIDITY & GOING CONCERN	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
NOTE 7 – LIQUIDITY & GOING CONCERN

NOTE 6 – LIQUIDITY & GOING CONCERN

Alterola has negative working capital of $1,127,106, has incurred losses since inception of $4,712,691, and has not received revenues from sales of products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of Alterola to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations. Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued, and determined it does not have any material subsequent events to disclose in these financial statements.

Transitional Period [Member]
NOTE 7 – LIQUIDITY & GOING CONCERN

NOTE 7 – LIQUIDITY & GOING CONCERN

Alterola has negative working capital of $389,521, has incurred losses since inception of $1,531,288, and has not received revenues from sales of products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of Alterola to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations. Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.